STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Dec. 31, 2015	$ 1,013		$ 32,468	$ (503,715)	$ (470,234)
Balance at beginning (in shares) at Dec. 31, 2015	10,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued to officers (in shares)	1,263,888
Common stock issued for services	$ 126		126,262		126,388
Common stock issued for services (in shares)	1,263,888
Net loss for the period				(338,484)	(338,484)
Balance at end at Dec. 31, 2016	$ 1,139		158,730	(842,199)	(682,330)
Balance at end (in shares) at Dec. 31, 2016	11,388,888
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock issued to founders		$ 100	1,124,900		1,125,000
Preferred stock issued to founders (in shares)		1,000,000
Common stock subscribed for cash	$ 51		169,952		170,003
Common stock subscribed for cash (in shares)	514,646
Common stock issued for services
Common stock issued for services (in shares)
Common stock converted from debt	$ 104		651,963		652,067
Common stock converted from debt (in shares)	1,038,107
Common stock subscribed for cash	$ 4		23,995		23,999
Common stock subscribed for cash (in shares)	44,000
Net loss for the period				(1,338,076)	(1,338,076)
Balance at end at Jun. 30, 2017	$ 1,298	$ 100	$ 2,125,540	$ (2,180,274)	$ (49,336)
Balance at end (in shares) at Jun. 30, 2017	12,985,641	1,000,000